Banking Fund (Second Prospectus Summary) | Banking Fund
BANKING FUND
INVESTMENT OBJECTIVE -
The Banking Fund (the "Fund") seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at
least $100,000 in certain Rydex|SGI Funds. More information about these and other
discounts is available from your financial professional and under the "Sales
Charges" section on page 306 of the Prospectus and in the "A-Class Shares - Initial
Sales Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
Statement of Additional Information (the "SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Banking Fund	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Banking Fund	A-Class Shares	C-Class Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Shareholder Service Fees	0.25%	1.00%
Other Expenses	0.54%	0.53%
Total Annual Fund Operating Expenses	1.64%	2.38%

EXAMPLE -
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Banking Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A-Class Shares	634	968	1,324	2,326
C-Class Shares	341	742	1,270	2,716

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Banking Fund C-Class Shares	241	742	1,270	2,716

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,130% of the average value of its portfolio. However, the
Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES -
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the
United States and in derivatives which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and makingcommercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve
System. The Fund may also purchase American Depositary Receipts ("ADRs") to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S.
Securities and Exchange Commission regulations, the Fund may not invest more than 5%
of its total assets in the equity securities of any company that derives more than
15% of its revenues from brokerage or investment management activities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, mayinvest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Banking Sector Concentration Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the banking sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Banking Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Investment Technique Risk - The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to lessen the impact of a market decline.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower.
Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex|SGI Client Services at 800-820-0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2011 through June 30, 2011 is -5.82%.

Highest Quarter Return                         Lowest Quarter Return
       (quarter ended 9/30/2009) 19.74%   (quarter ended 3/31/2009) -32.41%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Banking Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
A-Class Shares	Return Before Taxes	7.13%	(13.45%)		(10.25%)	Sep. 01, 2004
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	7.02%	(14.07%)		(10.95%)	Sep. 01, 2004
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.63%	(11.17%)		(8.58%)	Sep. 01, 2004
C-Class Shares	Return Before Taxes	10.71%	(13.13%)		(4.11%)	Mar. 30, 2001
C-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	10.59%	(13.78%)		(4.89%)	Mar. 30, 2001
C-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.95%	(10.94%)		(3.73%)	Mar. 30, 2001
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.17%	Sep. 01, 2004	2.77%	Mar. 30, 2001